NATURE OF OPERATIONS (Details Narrative) - $ / shares				1 Months Ended
	Dec. 31, 2023	Nov. 22, 2023	Dec. 09, 2021	Oct. 31, 2021	Mar. 31, 2025	Dec. 31, 2024
Stock holders equity reverse stock split		1-for-10
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Stock holders equity reverse stock split		1-for-10
Shares issued during reverse stock split	34,846
Common stock, shares outstanding	1,230,246				1,617,745	1,300,197
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Stock holders equity reverse stock split		1-for-10
Common stock, shares outstanding	100,000				100,000	100,000
James Chae [Member]
Ownership percentage			100.00%	100.00%
Issuance of shares			9,450,900	3,205,000
Issuance of shares for intellectual property				6,245,900
James Chae [Member] | Maximum [Member]
Issuance of shares				9,450,900